SCHEDULE OF CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Capitalized software development costs	$ 1,483,438
Less accumulated amortization	(137,916)
Capitalized software development costs, net	$ 1,345,522